                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Forstmann-Leff International, LLC
Address:      590 Madison Avenue
              New York, New York 10022-2524

Form 13F File Number: 28-6824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Sullivan
Title:        Chief Operating Officer
Phone:        (212) 407-9423

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan            New York, NY               November 5, 2001
----------------------            ------------               ----------------
[Signature]                       [City, State]              [Date]



Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-1253
Name: Forstmann-Leff Associates, LLC